Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
Depreciation expense	$ 26,040	$ 28,024	$ 101,871	$ 115,102
Loss on disposal of equipment			$ 0	$ 1,675